Schedule of Share Options Outstanding (Details) (Parenthetical) - Integer		1 Months Ended		12 Months Ended
	Jun. 24, 2025	Dec. 31, 2023	Jul. 31, 2023	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Vested and convertible shares		327,142	327,142
Vested and convertible shares	3,289,473			3,289,473
Vested percent	20.00%			20.00%
Market conditions description	Market conditions (30% total): (i) closing share price ≥ USD 2.50 (12%); and (ii) market capitalisation ≥ USD 30.0m (18%).
Non-market conditions description	Non-market conditions (70% total): cumulative capital raise ≥ USD 9.999m (20%); consolidated revenue > USD 3.0m (10%); BJJ Link revenue > USD 0.8m (10%); Alta/UFC Gym programs gross revenue > USD 1.75m (10%).
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Vested and convertible shares	2,400,000			2,400,000
Mr McGregor [Member]
IfrsStatementLineItems [Line Items]
Description of contracts shares				In consideration for providing services under the Ambassador Agreement, and pursuant to the exemption from registration provided for in Regulation S promulgated under the Securities Act, Mr. McGregor received 700,000 performance share rights that will vest once the 30-day volume-weighted average price (VWAP) achieves the following trigger: 150,000 shares on execution of the Ambassador Agreement; 100,000 shares when the share price reaches $7.50; 150,000 shares when the share price reaches $10.00; 150,000 shares when the share price reaches $15.00 and 150,000 shares when the share price reaches $20.00. Aligned with the three (3) year term of the Ambassador Agreement, Mr. McGregor is restricted from selling shares within three (3) years of issuance unless specific conditions are met, such as the Company’s written consent, a sale or liquidation of the Company, or if the Company breaches the agreement.